Prepayments and other current assets - Summary of allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary of activity in allowance for credit losses
Beginning balance	¥ 4,088		¥ 2,896
Current period provision, net	45,705	$ 6,262	9,188	¥ 4,803
Write-offs	(3,859)		0
Ending balance	1,901		4,088	2,896
Cumulative effect of adoption of new accounting standard
Summary of activity in allowance for credit losses
Current period provision, net	1,672		1,046
Accounting Standards Update 2016-13 | Cumulative effect of adoption of new accounting standard
Summary of activity in allowance for credit losses
Beginning balance	¥ 0		146
Ending balance			¥ 0	¥ 146